Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Trade receivables	$ 16,277	$ 13,230
Interest receivables	6,696	4,789
Hold-back payment in connection with AutoDS acquisition	4,056	0
Prepaid expenses	3,694	3,662
Hedging outstanding contracts	1,413	971
Other current assets	2,062	1,565
Total other current receivables	$ 34,198	$ 24,217